HUSSMAN	Hussman Investment Trust
FUNDS	Shareholder Services
P.O. Box 46707
Cincinnati, OH 45246-0707

FILED VIA EDGAR

April 9, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hussman Investment Trust

File No. 333-35342

Ladies and Gentlemen:

On behalf of Hussman Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), is an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL file reflects the updated summary information in the Prospectuses of each series of the Trust, as filed in a supplement to the Trust’s Prospectuses, Summary Prospectuses and Statements of Additional Information on March 26, 2020 pursuant to Rule 497(e) under the Securities Act for the purpose of notifying shareholders of the risks of the coronavirus. The Prospectuses, Summary Prospectuses and Statements of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3403 if you have any questions concerning this filing.

Very truly yours,

/s/ John F. Splain

John F. Splain

Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com